Share-based Payments - Summary of Share Options and Weighted Average Exercise Prices (Details)	12 Months Ended
	Dec. 31, 2023 shares £ / shares	Dec. 31, 2022 shares £ / shares	Dec. 31, 2021 shares £ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of shares, Outstanding, Beginning balance | shares	11,721,676	10,803,066	7,724,791
Number of shares, Granted | shares	2,733,139	1,497,013	4,329,913
Number of shares, Forfeited | shares	(97,180)	(207,833)	(193,949)
Number of shares, Lapsed | shares	(253,454)	(151,350)	(42,750)
Number of shares, Exercised | shares	(102,957)	(219,220)	(1,014,939)
Number of shares, Outstanding, Ending balance | shares	14,001,224	11,721,676	10,803,066
Number of shares, Vested and exercisable, Ending balance | shares	7,564,156	5,686,556	4,138,803
Weighted average exercise price per share, Outstanding, Beginning balance | £ / shares	£ 2.94	£ 3.32	£ 3.78
Weighted average exercise price per share, Granted | £ / shares	0.82	0.39	1.91
Weighted average exercise price per share, Forfeited | £ / shares	1.37	2.83	5.26
Weighted average exercise price per share, Lapsed | £ / shares	1.42	8.4	11.21
Weighted average exercise price per share, Exercised | £ / shares	0.04	0.3	0.2
Weighted average exercise price per share, Outstanding, Ending balance | £ / shares	2.59	2.94	3.32
Weighted average exercise price per share, Vested and exercisable, Ending balance | £ / shares	£ 3.61	£ 3.63	£ 3.51